UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            June 30, 2003
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               CornerCap Investment Counsel, Inc.
Address:            The Peachtree, Suite 1700
                    1355 Peachtree Street, N.E.
                    Atlanta, Georgia  30309

Form 13F File Number:    28- 7208
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Thomas E. Quinn
     Title:         Chief Executive Officer
     Phone:         (404) 870-0100

Signature, Place, and Date of Signing:

        /s/ Thomas E. Quinn           Atlanta, Georgia              8/12/03
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         116
                                             -------------------------

Form 13F Information Table Value Total:      $  263,124
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

          COLUMN 1             COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5             COLUMN 6   COLUMN 7           COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
       NAME OF ISSUER            TITLE OF              VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER
       --------------              CLASS    CUSIP    (x$1,000)    PRN  AMT   PRN  CALL  DISCRETION   MANAGERS   SOLE    SHARED  NONE
                                 -------    -----     ---------   --------   ---  ----  ----------   --------   ----    ------  ----
Royal Bank of Canada                COM     780087102     202         4755     SH           SOLE                   4755
Amgen, Inc.                         COM     031162100     336         5100     SH           SOLE                   5100
Citigroup, Inc.                     COM     172967101     227         5303     SH           SOLE                   5303
EI Dupont                           COM     263534109     236         5660     SH           SOLE                   5660
Suntrust Banks, Inc.                COM     867914103     343         5776     SH           SOLE                   5776
Curtiss Wright                      COM     231561101     435         6880     SH           SOLE                   6880
Metris Cos Inc. Com                 COM     591598107      58        10400     SH           SOLE                  10400
Home Depot                          COM     437076102     370        11171     SH           SOLE                  11171
Equity Growth Corp. Wt. Exp. 1      COM     294694120       0        12000     SH           SOLE                  12000
BB&T Corp.                          COM     054937107     447        13038     SH           SOLE                  13038
General Electric Co.                COM     369604103     390        13609     SH           SOLE                  13609
Exxon Mobile Corp.                  COM     30231g102     512        14256     SH           SOLE                  14256
Bank of America                     COM     060505104    1233        15599     SH           SOLE                  15599
Nat'l Commerce Financial Co         COM     63545P104     350        15791     SH           SOLE                  15791
Meadowbrook Ins Group               COM     58319P108      53        16700     SH           SOLE                  16700
Xeta Technology                     COM     983909102      65        17000     SH           SOLE                  17000
Beazer Homes USA, Inc.              COM     07556Q105    1514        18135     SH           SOLE                  18135
CVS Corp.                           COM     126650100     574        20480     SH           SOLE                  20480
Arrow International, Inc.           COM     042764100     961        21565     SH           SOLE                  21565
Laboratory CP of Amer Hld           COM     50540R409     669        22200     SH           SOLE                  22200
Franklin Electric Co.               COM     353514102    1405        25425     SH           SOLE                  25425
Salton, Inc.                        COM     795757103     253        28000     SH           SOLE                  28000
Barnes & Noble                      COM     067774109     722        31305     SH           SOLE                  31305
Fleetboston Financial Corp.         COM     339030108     988        33250     SH           SOLE                  33250
Webster Financial Corp.             COM     947890109    1286        34015     SH           SOLE                  34015
Owens & Minor                       COM     690732102     773        34600     SH           SOLE                  34600
Warrantech Corp. Par $0.007         COM     934648304      44        36800     SH           SOLE                  36800
Schering Plough Corp.               COM     806605101     700        37625     SH           SOLE                  37625
Superior Industries Int'l           COM     868168105    1585        38005     SH           SOLE                  38005
St. Paul Co., Inc.                  COM     792860108    1450        39710     SH           SOLE                  39710
Oakley Inc.                         COM     673662102     471        40050     SH           SOLE                  40050
Bear Stearns                        COM     073902108    2936        40543     SH           SOLE                  40543
Universal Corp.                     COM     913456109    1733        40975     SH           SOLE                  40975
Cabot Corp.                         COM     127055101    1192        41535     SH           SOLE                  41535
Moog, Inc.                          COM     615394202    1473        42380     SH           SOLE                  42380
Donaldson, Inc. Com                 COM     257651109    1896        42645     SH           SOLE                  42645
Lafarge Corp.                       COM     505862102    1435        46435     SH           SOLE                  46435
Cooper Cos                          COM     216648402    1752        50385     SH           SOLE                  50385
John H. Harland Co.                 COM     412693103    1357        51890     SH           SOLE                  51890
Polaris Industries, Inc.            COM     731068102    3299        53730     SH           SOLE                  53730
Johnson Controls, Inc.              COM     478366107    4603        53770     SH           SOLE                  53770
Countrywide Financial Corp.         COM     222372104    3839        55189     SH           SOLE                  55189
Allete, Inc.                        COM     018522102    1552        58450     SH           SOLE                  58450
United Technologies                 COM     913017109    4141        58460     SH           SOLE                  58460
Everest Re Group LTD Com            COM     G3223R108    4525        59145     SH           SOLE                  59145
Nicor, Inc.                         COM     654086107    2229        60070     SH           SOLE                  60070
Norsk Hydro                         COM     656531605    3063        62324     SH           SOLE                  62324
Regis Corp.                         COM     758932107    1818        62570     SH           SOLE                  62570
Crane Co.                           COM     224399105    1447        63935     SH           SOLE                  63935
Centex Construction Products        COM     15231R109    2599        64825     SH           SOLE                  64825
Reinsurance Group Amer Inc          COM     759351109    2139        66640     SH           SOLE                  66640
Plantronics, Inc.                   COM     727493108    1451        66965     SH           SOLE                  66965
Haemonetics Corp Com                COM     405024100    1278        68325     SH           SOLE                  68325
American Axle & M'facturing         COM     024061103    1693        70850     SH           SOLE                  70850
Kellwood Co.                        COM     488044108    2291        72430     SH           SOLE                  72430
Blyth, Inc.                         COM     09643P108    2021        74290     SH           SOLE                  74290
TBC Corp.                           COM     872180104    1416        74379     SH           SOLE                  74379
Briggs & Stratton Corp.             COM     109043109    3805        75350     SH           SOLE                  75350
ABM Industries, Inc.                COM     000957100    1166        75690     SH           SOLE                  75690
HJ Heinz Co.                        COM     423074103    2568        77874     SH           SOLE                  77874
Comerica, Inc.                      COM     200340107    3810        81946     SH           SOLE                  81946
PPG Industries                      COM     693506107    4210        82965     SH           SOLE                  82965
Cigna Corp.                         COM     125509109    3947        84083     SH           SOLE                  84083
Bank of New York                    COM     064057102    2476        86109     SH           SOLE                  86109
Verizon Communications              COM     92343V104    3485        88352     SH           SOLE                  88352
Right Mgmnt. Consultants            COM     766573109    1132        89465     SH           SOLE                  89465
Sungard Data Systems Inc.           COM     867363103    2361        91115     SH           SOLE                  91115
FirstMerit Corp. Com                COM     337915102    2143        93987     SH           SOLE                  93987
Abercrombie & Fitch Co.             COM     002896207    2703        95155     SH           SOLE                  95155
McKesson, Inc.                      COM     58155Q103    3447        96435     SH           SOLE                  96435
DTE Energy Co.                      COM     233331107    3773        97650     SH           SOLE                  97650
Advancepcs Com                      COM     00790k109    3739        97755     SH           SOLE                  97755
Washington Mutual, Inc.             COM     939322103    4046        97965     SH           SOLE                  97965
Diebold, Inc.                       COM     253651103    4294        99276     SH           SOLE                  99276
Footstar, Inc                       COM     344912100    1328       102152     SH           SOLE                 102152
Telefonos de Mexico SA              COM     879403780    3220       102474     SH           SOLE                 102474
Apria Healthcare Group Com          COM     037933108    2559       102850     SH           SOLE                 102850
Manitowoc, Inc.                     COM     563571108    2304       103312     SH           SOLE                 103312
Oxford Health Plans Com             COM     691471106    4357       103655     SH           SOLE                 103655
Constellation Brands, Inc.          COM     21036P108    3270       104137     SH           SOLE                 104137
Clark/Bardes Inc.                   COM     181457102    1247       104320     SH           SOLE                 104320
VF Corp.                            COM     918204108    3551       104529     SH           SOLE                 104529
Toll Brothers, Inc.                 COM     889478103    2960       104541     SH           SOLE                 104541
Quaker Chemical Corp.               COM     747316107    2646       105635     SH           SOLE                 105635
May Department Stores Co.           COM     577778103    2363       106135     SH           SOLE                 106135
Boeing Co.                          COM     097023105    3659       106603     SH           SOLE                 106603
Charter One Financial Inc.          COM     160903100    3373       108168     SH           SOLE                 108168
Arvinmeritor, Inc.                  COM     043353101    2281       113035     SH           SOLE                 113035
Standex International Corp.         COM     854231107    2392       113889     SH           SOLE                 113889
Deucalion Research, Inc.            COM     251468104       0       115000     SH           SOLE                 115000
Jones Apparel Group, Inc.           COM     480074103    3402       116258     SH           SOLE                 116258
Safeway, Inc.                       COM     786514208    2484       121415     SH           SOLE                 121415
Pfizer, Inc.                        COM     717081103    4147       121437     SH           SOLE                 121437
Smithfield Foods, Inc.              COM     832248108    2899       126495     SH           SOLE                 126495
Ashland, Inc.                       COM     044204105    3970       129395     SH           SOLE                 129395
Washington Federal, Inc.            COM     938824109    3050       131692     SH           SOLE                 131692
Haverty Furniture Co., Inc.         COM     419596101    2415       137996     SH           SOLE                 137996
GenCorp, Inc.                       COM     368682100    1269       142800     SH           SOLE                 142800
Wachovia Corp. New                  COM     929903102    5739       143623     SH           SOLE                 143623
AMN Healthcare Services             COM     001744101    1827       143865     SH           SOLE                 143865
Apogee Enterprises                  COM     037598109    1279       143910     SH           SOLE                 143910
Alcoa, Inc.                         COM     013817101    3812       149473     SH           SOLE                 149473
FirstEnergy Corp.                   COM     337932107    5949       154719     SH           SOLE                 154719
US Bancorp                          COM     902973304    3931       160439     SH           SOLE                 160439
Goodrich, BF Co.                    COM     382388106    3466       165065     SH           SOLE                 165065
Donnelley & Sons Co                 COM     257867101    4668       178570     SH           SOLE                 178570
Allied Capital, Inc.                COM     01903Q108    4175       180754     SH           SOLE                 180754
MBNA Corp.                          COM     55262L100    4025       193155     SH           SOLE                 193155
Electronic Data Systems             COM     285661104    4309       200895     SH           SOLE                 200895
Tyco International, Ltd.            COM     902124106    3901       205522                                       205522
CTS Corp.                           COM     126501105    2203       210840                                       210840
Convergys Corp                      COM     212485106    3608       225510                                       225510
Sara Lee Corp.                      COM     803111103    4404       234141                                       234141
Vintage Petroleum, Inc.             COM     927460105    2888       256035                                       256035
Orthodontic Ctrs of America         COM     68750P103    2598       324292                                       324292
LSI Logic Corp.                     COM     502161102    4261       601870                                       601870

REPORT SUMMARY          116 DATA RECORDS            $263,124          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
